Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Accrued interest, related parties	$ 41,000	$ 99,000
Convertible notes payable, discount	$ 1,082,000	$ 675,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	15,000,000	15,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	12,055,491	7,941,234
Common stock, shares outstanding	12,055,491	7,941,234